ADVANCE TO VENDORS, NET - Schedule of Allowance for Doubtful Accounts for Advance to Vendors (Details) - Nonrelated Party - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
ADVANCE TO VENDORS, NET - Schedule of Allowance for Doubtful Accounts for Advance to Vendors (Details) [Line Items]
Beginning balance	$ 266,351	$ 175,135
Additions	633,427	92,604
Written off	(51,064)	0
Foreign currency translation adjustments	30,414	(1,388)
Ending balance	$ 879,128	$ 266,351